INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2022
INVESTMENTS.
Schedule of investments

	As of December 31,
	2021	2022
Short-term investments
Equity securities with readily determinable fair values:
Accor	2,508	1,701
Other marketable securities	81	87
Total	2,589	1,788

Long-term investments
Equity securities without readily determinable fair values:
Cjia Group-preferred shares	168	138
OYO	54	54
Other equity securities without readily determinable fair values	71	65
Subtotal	293	257
Equity-method investments:
AAPC LUB	525	494
Hotel related funds	488	443
China Hospitality JV	99	67
Zleep	68	70
Commerz Real Institute	85	80
Other investments	187	238
Subtotal	1,452	1,392
Available-for-sale debt securities:
Cjia Group-convertible notes	220	296
Total	1,965	1,945